Acquisitions - Fair Value of Net Assets Acquired - ENGlobal Engineering & Construction (Details) - USD ($) $ in Thousands		1 Months Ended
		Aug. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill			$ 15,648	$ 15,524
ENGlobal Engineering & Construction
Business Acquisition [Line Items]
Accounts receivable	[1]	$ 20,852
Prepayments and other current assets		562
Property and equipment		2,226
Intangible assets	[2]	1,282
Goodwill	[3]	249
Deferred tax assets		1,318
Accounts payable		(161)
Accrued expenses and other current liabilities		(9,661)
Other non-current liabilities		(218)
Fair value of net assets acquired		16,449
Estimated receivable for working capital adjustment		2,341
Total purchase consideration		$ 18,790

[1]	Accounts receivable amount is net of an estimate of a reserve for doubtful accounts.
[2]	Intangible assets are comprised of customer contracts.
[3]	Goodwill, which is attributable to discontinued operations, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.